Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended			22 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) / income	$ 4,041,431	$ (1,682,671)	$ (663,396)
Adjustments to reconcile net loss / (income) to net cash (used in) / provided by operating activities:
Vessel depreciation	(6,605,976)	(4,178,886)	(3,305,951)
Gain on hull & machinery claim	(2,687,205)
Loss on write-down of vessel held for sale	121,165
Amortization and write off of deferred charges	288,163	205,590	321,181
Amortization of debt discount		95,214	465,507
Net gain on sale of vessels	(2,453,736)		(1,340,952)
Amortization of fair value of below market time charters acquired	(1,714,370)	(857,945)
Share-based compensation	121,631	97,919	124,487
Change in the fair value of derivatives	565,748	(41,435)	(204,647)
Loss on debt extinguishment	491,571	328,291		$ 300,000
Trade accounts receivable	(1,297,926)	243,608	(73,210)
Prepaid expenses	282,216	(304,195)	24,703
Other receivables	47,479	460,909	(1,066,378)
Inventories	226,742	(184,773)	(511,373)
Due to related company	(771,490)	(1,877,333)	(2,732,256)
Trade accounts payable	(1,008,707)	1,539,553	766,052
Accrued expenses	(424,901)	482,671	282,045
Deferred revenues	(24,410)	556,140	(172,544)
Net cash (used in) / provided by operating activities of continuing operations	2,409,377	3,240,429	(1,474,830)
Cash flows from investing activities:
Cash paid for capitalized expenses and acquisition of vessels including attached time charter agreements		(55,720,226)	(1,867)
Cash paid for capitalized expenses	(647,069)
Insurance proceeds	2,343,606
Proceeds from sale of vessels	14,622,770		6,255,735
Net cash provided by / (used in) investing activities of continuing operations	16,319,307	(55,720,226)	6,253,868
Cash flows from financing activities:
Redemption of Series B preferred shares		(11,686,000)
Proceeds from issuance of common stock, net of commissions paid	715,550	6,853,101	1,975,110
Investment in subsidiary spun-off			(3,298,356)
Preferred dividends paid	(320,877)	(1,031,827)
Offering expenses paid	(184,321)	(136,724)	(22,488)
Loan arrangement fees paid		(566,500)	(419,863)
Proceeds from long-term bank loans		60,167,680	34,250,000
Repayment of long-term bank loans and vessel profit participation liability	(17,905,920)	(13,401,460)	(32,349,000)
Proceeds from related party loan		5,000,000
Repayment of related party loan	(625,000)
Net cash provided by / (used in) financing activities of continuing operations	(18,320,568)	45,198,270	135,403
Net increase / (decrease) in cash, cash equivalents and restricted cash	408,116	(7,281,527)	4,914,441
Cash, cash equivalents and restricted cash at beginning of year	5,930,061	13,211,588	8,297,147	13,211,588
Cash, cash equivalents and restricted cash at end of year, continuing operations	6,338,177	5,930,061	13,211,588
Cash breakdown
Cash and cash equivalents					$ 3,559,399	$ 985,418	$ 6,960,258
Restricted cash, current					345,010	610,376	117,063
Restricted cash, long term					2,433,768	4,334,267	6,134,267
Total cash, cash equivalents and restricted cash shown in the statement of cash flows, continuing operations	6,338,177	5,930,061	13,211,588	$ 13,211,588	$ 6,338,177	$ 5,930,061	$ 13,211,588
Net cash provided by operating activities of discontinued operations			3,970,170
Net cash used in investing activities of discontinued operations			(29,045,685)
Net cash provided by financing activities of discontinued operations			27,928,885
Cash paid for interest, net of capitalized expenses	4,253,625	3,100,049	2,475,631
Financing, and investing activities fees:
Offering expenses accrued	75,357	40,846	100,000
Payment-in-kind dividends	365,059	78,640	1,335,733
Capital expenditures included in liabilities		71,890
Accrued preferred dividends	168,676	161,315
Shares issued as consideration for acquisition of vessels	548,612	13,218,662
Preferred shares distributed to EuroDry			18,192,131
Eurodry [Member]
Financing, and investing activities fees:
Preferred shares distributed to EuroDry			$ 18,192,131
Conversion of Related Party Loan to Equity [Member]
Financing, and investing activities fees:
Shares issued in connection with related party loan converted to equity (in shares)	2,366,571